EMPLOYEE FUTURE BENEFITS (Details Textual) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended											12 Months Ended		12 Months Ended			9 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Green Status [Member]	Dec. 31, 2014 Yellow Status [Member]	Dec. 31, 2014 Red Status [Member]	Dec. 31, 2014 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2013 Pension Plans, Defined Benefit [Member] CAD	Dec. 31, 2014 Funded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2013 Funded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2014 Unfunded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2013 Unfunded Defined Benefit Pension Plans [Member] CAD	Dec. 31, 2014 Other Benefit Plans [Member] CAD	Dec. 31, 2013 Other Benefit Plans [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] Remaining Members In Plan [Member] CAD	Dec. 31, 2013 Special Portability Option [Member] Members Electing to Settle Their Benefits [Member] CAD	Sep. 30, 2012 Predecessor [Member] CAD	Jan. 30, 2013 Snowflake Mill [Member] USD ($)	Sep. 30, 2012 Snowflake Mill [Member] Predecessor [Member] USD ($)
Funded status							(120.8)	(117.3)	52.4	45.9	68.4	71.4	(176.3)	(151.8)
Cash Contribution To Multi Employer Plan													29.8	27.7
Multiemployer Plans, Funded Status				At least 80 percent	Between 65 and less than 80 percent	At least 80 percent
Expected rate of return on plan assets		6.30%	6.50%
Rate Of Expected To Earn In Long Term From Canadian Long Bonds		3.80%
Rate Of Canadian Equity Securities		10.00%
Rate Of Expected To Earn In Long Term From Canadian Equity Securities		7.00%
Rate Of Canadian Global Securities		45.00%
Rate Of Expected To Earn In Long Term From Canadian Global Securities		7.40%
Rate Of Expected Rate Of Return On Plan Assets In Recognition Of Additional Net Returns		0.90%
Percentage Of Non Investment Expenses Expected To Be Paid From Plans		0.30%
Rate Of Canadian Real Estate		5.00%
Rate Of Expected To Earn In Long Term From Canadian Real Estate		6.50%
Accrued Employee Benefits, Current	24.8
Multiemployer Plans, Withdrawal Obligation																			11.7	10.1
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year							24.0						6.5
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total															15.1	6.2	8.9
Defined Benefit Plan, Computed Value of Election Exchanged Pension Benefits															59.6
Defined Benefit Plan, Settlements, Benefit Obligation							0	(38.4)							16.6
Defined Benefit Plan, Payments for settlement															38.3
Defined Benefit Plan, Top-up Payments Percentage															8.00%
Defined Benefit Plan, Top-up Payments Present Value															4.7
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	0	0	0												2.6			(3.9)
Rate Of Canadian Bonds		40.00%
Defined Benefit Plan, Amortization of Gains (Losses)							0.1						0.3